UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: November 30

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

Name of Fund: Gerstein Fisher Multi-Factor Growth Equity Fund
Period: December 31, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker

Amgen Inc	05/12/10	831162100	AMGN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 1a
For		Director 1b
For		Director 1c
For		Director 1d
For		Director 1e
For		Director 1f
For		Director 1g
For		Director 1h
For		Director 1i
For		Director 1j
For		Director 1k
For		Director 1l
For		Director 1m

For	For	2. Ratify the selection of Ernst & Young LLP as Ind Accountant	Issuer

	Against	3. Stock Holder Proposals	Holder

Against		3a Stockholder Propsal #1
Against		3b Stockholder Propsal #2

Company Name	Meeting Date	CUSIP	Ticker

Ashford Hospitality TR Inc	05/18/10	044103109	AHT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 01
For		Director 02
For		Director 03
For		Director 04
For		Director 05
For		Director 06
For		Director 07

For	For	2. Ratify the appointment of Ernst & Young LLP as Ind Accountant	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Coeur d`Alene Mines Corporation	05/11/10	192108504	CDE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 01
For		Director 02
For		Director 03
For		Director 04
For		Director 05
For		Director 06
For		Director 07
For		Director 08
For		Director 09

For	For	2. Proposal to adopt an amendment and restatement of the 2003 long-term incentive plan	Issuer

For	For	3. Proposal to ratify the appointment of KPMG LLP as Ind Accountants	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Ares Capital Corporation	06/07/10	040101L-103	ARCC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 1)
For		Director 2)
For		Director 3)

For	For	2. To ratify the selection of KPMG LLP as the company's Ind Accountant	Issuer

For	For
3. To authorize the company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

Cedar Shopping Centers, Inc.	06/15/10	150602209	CDR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 1a
For		Director 1b
For		Director 1c
For		Director 1d
For		Director 1e
For		Director 1f
For		Director 1g

For	For	2. To approve the future sale of common stock to Riocan real estate investment trust	Issuer

For	For	3. To ratify the appointment of Ernst & Young LLP as Independent Accounting firm	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Evergreen Institutional Mortgage	06/21/10	30023R647	EMSFX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1. Agreement and plan of reorganization providing for the reorganization of the evergreen institutional U.S. government money Market Fund	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Ares Capital Corporation	06/07/10	040101L103	ARCC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 01
For		Director 02
For		Director 03

For	For	2. To ratify the selection of KPMG LLP as the Ind Accountant	Issuer

For	For
3. To authorize the company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement
Issuer

Company Name	Meeting Date	CUSIP	Ticker

International Business Machines Corporation	4/27/10	459200101	IBM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 1a
For		Director 1b
For		Director 1c
For		Director 1d
For		Director 1e
For		Director 1f
For		Director 1g
For		Director 1h
For		Director 1i
For		Director 1j
For		Director 1k
For		Director 1l
For		Director 1m
For		Director 1n

For	For	2. Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer

Against	Against	3. Stockholder Proposal on Executive Compensation Annual Incentive Payout	Holder

Against	Against	4. Stockholder Proposal on Cumulative Voting	Holder

Against	Against	5. Stockholder Proposal on New Threshold for Calling Special Meetings	Holder

Against	Against	6. Stockholder Proposal on Advisory Vote on Executive Compensation	Holder

Company Name	Meeting Date	CUSIP	Ticker

MCG Capital Corporation	05/26/10	58047P107	MCGC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 01
For		Director 02

For	For	2. The ratification of the selection by the Audit Committee of our board of directors of Ernst & Young LLp as our independent registered public accounting firm	Issuer

For	For	3. To approve a proposal to authorize us with approval of our board of directors, to sell up to 15% of our oustanding common stock at a price below our then current net asset value per share	Issuer

For	For	4. To approve a proposal to authorize us to issue securities to subscribe to, convert to, or purchase shares of our common stock in one or more offerings up to an aggregate of 10,000,000 shares	Issuer

For	For	5. To approve an amendment to our Second Amended and Restated 2006 Employee Restricted Stock Plan	Issuer

For	For	6. To approvean amendment to our Second Amended and Restated 2006 Non-Employee Director Restricted Stock Plan	Issuer

For	For	7. To transact such other business as may property come before the Annual Meeting and any adjournments or postponements thereof	Issuer

Company Name	Meeting Date	CUSIP	Ticker

National Western Life Insurance Company	06/29/10	838522102	NWLI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 01
For		Director 02
For		Director 03

For	For	2. Proposal to approve the 2010 Executive Officer Bonus Program	Issuer

For	For	3. Proposal to ratify the appointment of KPMG LLP as the Independent Accounting Firm	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Salesforce.com Inc	6/10/2010	79466L302	CRM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 01
For		Director 02
For		Director 03

For	For	2. Ratification of the appointment of Ernst & Young as the Independent Accounting Firm	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Perry Ellis International, Inc.	06/17/10	288853104	PERY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 01
For		Director 02
For		Director 03

For	For	2. Ratification of selection of Deloitte & Touche LLP as the independent public accounting firm	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Repros Therapeutics Inc.	05/17/10	76028H100	RPRX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 01
For		Director 02
For		Director 03
For		Director 04
For		Director 05

For	For	2. To ratify and approve the appointment of PRICEWATERHOUSECOOPERS LLP as our registered independent accounting firm	Issuer

For	For	3. To approve a proposal to grant the board of directors the authority to effect a reverse split of our common stock within one year of the annual meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Yahoo! Inc.	06/24/10	984332106	YHOO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer

For		Director 1a
For		Director 1b
For		Director 1c
For		Director 1d
For		Director 1e
For		Director 1f
For		Director 1g
For		Director 1h
For		Director 1i
For		Director 1j

For	For	2. Approval of amendments to the company's 1996 Directors' stock plan	Issuer

For	For	3. Ratification of the appointment of independent registered public accounting firm	Issuer

Against	Against	4. Shareholder proposal regarding executive compensation advisory vote	Holder

Company Name	Meeting Date	CUSIP	Ticker

Sfn Group Inc.	05/18/10	784153108	SFN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Class II Members	Issuer
For		Nominee 01
For		Nominee 02
For		Nominee 03

	For	2. Class III Mebers	Issuer
For		Nominee 01

For	For	3. An amendment to the company's Right Agreement Intended to protect the Company's net operating loss benefits and other deferred tax assets	Issuer

For	For	4. A proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent auditors for the 2010 fiscal year	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ Joseph C. Neuberger
                                                 Joseph C. Neuberger
 President, Trust for Professional Managers

Date  August 10, 2010